Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Post-employment Benefits
	December 31, 2021	December 31, 2020
Defined contribution
Futura II	190	186
Defined benefit
Futura	198,761	163,972
Health Plan	470,524	564,576
	669,475	728,734

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

The details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Actuarial obligation at beginning of the year	1,249,156	1,249,630	1,012,792
Current service cost	487	540	480
Interest on actuarial obligation	88,299	89,253	91,849
Actuarial (gain) loss arising from financial assumptions	(183,159)	(58,250)	211,030
Actuarial loss (gain) arising from experience adjustment	77,111	30,267	(1,216)
Actuarial loss arising from demographic assumptions	—	14	—
Benefit payments	(70,201)	(62,298)	(65,305)
Actuarial obligation at the end of the year	1,161,693	1,249,156	1,249,630
Fair value of plan assets at the beginning of the year	(520,608)	(544,988)	(433,174)
Interest income	(35,809)	(38,452)	(39,299)
Return on investments in the
year (excluding interest income)	24,143	34,370	(105,417)
Employer contributions	(30,336)	(33,836)	(32,403)
Benefit payments	70,202	62,298	65,305
Fair value of plan assets at the end of the year	(492,408)	(520,608)	(544,988)
Net defined benefit liability	669,285	728,548	704,642

Summary of Expense Recognized in Profit or Loss

Total expense recognized in profit or loss is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Current service cost	(487)	(540)	(480)
Interest on actuarial obligation	(52,490)	(45,567)	(45,601)
	(52,977)	(46,107)	(46,081)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as other accumulated comprehensive income:

	December 31, 2021	December 31, 2020	December 31, 2019
Accumulated at the beginning of the year	59,904	66,305	170,702
Actuarial gain (loss) arising from financial assumptions	183,156	58,250	(211,030)
Actuarial (loss) gain arising from experience adjustment	(77,112)	(30,267)	1,216
Actuarial loss arising from demographic assumptions	—	(14)	—
Return on investments in the
year (excluding interest income)	(24,145)	(34,370)	105,417
Accumulated at the end of the year	141,803	59,904	66,305

Summary of Plan Assets

The plan assets are composed of the following:

	December 31, 2021		December 31, 2020
	Amount	%	Amount	%
Fixed income bonds	484,847	99.99%	513,470	99.96%
Other	48	0.01%	180	0.04%
	484,895	100.00%	513,650	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Defined benefit		Health plan
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Discount rate (per year)	8.64%	7.20%	9.09%	7.43%
Inflation rate (per year)	3.25%	3.00%	3.50%	3.50%
Future salary increases (per year)	N/A	N/A	6.60%	6.60%
Aging factor	N/A	N/A	3.00%	N/A
Increase in pension plans (per year)	3.25%	3.00%	3.00%	6.60%
Overall mortality (segregated by gender)	N/A	N/A	AT-2000	N/A
Disable mortality table	N/A	N/A	IAPB-1957	N/A
Entry into disability (modified)	N/A	N/A	UP-84 Modified	N/A
Turnover	N/A	N/A	0.60/ (services time +1)	N/A

Summary of Changes in Discount Rate

Change in the discount rate for the statement of financial position date in one of the relevant actual assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	0.50%	(0.50)%
Defined benefit	(28,170)	30,525
Health plan	(25,019)	27,708